EQUITY - Schedule of Units (Details) - Class C Shares $ in Millions	Dec. 31, 2024 USD ($) shares
Opening balance (in shares) | shares	25,934,120
Ending balance (in shares) | shares	25,934,120
Opening balance | $	$ 737
Ending balance | $	$ 737